Derivative Financial Instruments - Offsetting Liabilities and Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Offsetting Assets [Line Items]
Derivative financial liabilities, gross amount	$ (32,395)	$ (13,073)	$ (1,151)
Derivative financial liabilities, amount offset	0	0	0
Derivative financial liabilities, net amount presented in consolidated balance sheets	(32,395)	(13,073)	(1,151)
Held/pledged financial instruments	32,395	13,073	0
Derivative financial liabilities, net amount	0	0	(1,151)
Derivatives subject to master netting arrangement or similar arrangement
Offsetting Assets [Line Items]
Derivative financial liabilities, gross amount	(33,513)	(19,286)	(13,555)
Derivative financial liabilities, amount offset	1,118	6,213	12,404
Derivative financial liabilities, net amount presented in consolidated balance sheets	(32,395)	(13,073)	(1,151)
Held/pledged financial instruments	32,395	13,073	0
Derivative financial liabilities, net amount	0	0	(1,151)
Derivatives subject to master netting arrangement or similar arrangement
Offsetting Assets [Line Items]
Derivative financial assets, gross amount	1,118	6,213	12,404
Derivative financial assets, amount offset	(1,118)	(6,213)	(12,404)
Derivative financial assets, net amount presented in consolidated balance sheets	0	0	0
Held/pledged financial instruments	0	0	0
Derivative financial assets, net amount	$ 0	$ 0	$ 0